Schedule of Investments
(unaudited)
March 31, 2025
BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.3%
Axon Enterprise, Inc.
(a)
................. 913 $ 480,192
BWX Technologies, Inc. ................ 4,460 439,979
Curtiss-Wright Corp. ................... 2,458 779,850
Ducommun, Inc.
(a)
.................... 5,101 296,011
Karman Holdings, Inc.
(a)
................ 3,294 110,085
Leonardo DRS, Inc. ................... 4,648 152,826
Mercury Systems, Inc.
(a)
................ 2,162 93,161
Moog, Inc. , Class A ................... 3,367 583,669
Triumph Group, Inc.
(a)
.................. 1,237 31,346
V2X, Inc.
(a)
......................... 7,357 360,861
3,327,980
Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc. ............ 5,166 528,998
GXO Logistics, Inc.
(a)
.................. 11,845 462,903
991,901
Automobile Components — 0.8%
Adient plc
(a)
......................... 19,238 247,401
BorgWarner, Inc.
(b)
.................... 21,499 615,946
Dorman Products, Inc.
(a)
................ 630 75,940
Gentex Corp.
(b)
...................... 7,340 171,022
Modine Manufacturing Co.
(a)
............. 660 50,655
1,160,964
Banks — 5.4%
Axos Financial, Inc.
(a)
.................. 320 20,646
Banc of California, Inc. ................. 18,164 257,747
Bank7 Corp. ........................ 2,995 116,026
Bar Harbor Bankshares ................ 2,403 70,889
Capital City Bank Group, Inc. ............. 1,274 45,813
Capitol Federal Financial, Inc. ............ 2,585 14,476
Commerce Bancshares, Inc. ............. 2,189 136,222
ConnectOne Bancorp, Inc. .............. 6,767 164,506
Cullen/Frost Bankers, Inc. ............... 519 64,979
Dime Community Bancshares, Inc. ......... 875 24,395
Enterprise Bancorp, Inc. ................ 243 9,460
Enterprise Financial Services Corp.
(b)
....... 3,563 191,476
FB Financial Corp. .................... 5,119 237,317
First Bank .......................... 3,174 47,007
First Business Financial Services, Inc. ....... 1,148 54,128
First Financial Bankshares, Inc. ........... 505 18,140
First Horizon Corp. .................... 47,578 923,965
First Internet Bancorp .................. 4,313 115,502
First of Long Island Corp. (The) ........... 1,052 12,992
Flushing Financial Corp. ................ 6,400 81,280
FNB Corp. ......................... 14,774 198,710
Hancock Whitney Corp. ................ 8,092 424,425
HarborOne Bancorp, Inc. ............... 3,558 36,896
Heritage Commerce Corp. ............... 17,576 167,324
Heritage Financial Corp. ................ 112 2,725
HomeTrust Bancshares, Inc. ............. 2,907 99,652
Horizon Bancorp, Inc. .................. 11,442 172,545
Independent Bank Corp.
(b)
............... 32,355 996,210
Kearny Financial Corp. ................. 34,637 216,828
Mercantile Bank Corp. ................. 2,127 92,397
Metrocity Bankshares, Inc. .............. 1,123 30,961
Metropolitan Bank Holding Corp.
(a) (b)
........ 3,379 189,190
Midland States Bancorp, Inc. ............. 10,224 175,035
MVB Financial Corp. .................. 1,257 21,771
Nicolet Bankshares, Inc.
(b)
............... 193 21,029
Northfield Bancorp, Inc. ................ 32,129 350,527
OceanFirst Financial Corp.
(b)
............. 29,176 496,284
Park National Corp. ................... 101 15,291
Peoples Bancorp, Inc. ................. 541 16,046
Security
Shares
Shares Value
Banks (continued)
Prosperity Bancshares, Inc. .............. 5,184 $ 369,982
Provident Financial Services, Inc. .......... 3,672 63,048
ServisFirst Bancshares, Inc. ............. 1,246 102,920
Shore Bancshares, Inc. ................. 2,789 37,763
Southern First Bancshares, Inc.
(a)
.......... 1,370 45,100
United Bankshares, Inc. ................ 1,068 37,028
Univest Financial Corp. ................. 3,668 104,025
USCB Financial Holdings, Inc. , Class A ...... 7,716 143,209
Valley National Bancorp ................ 54,193 481,776
Washington Trust Bancorp, Inc. ........... 1,735 53,542
West Bancorp, Inc. .................... 1,188 23,689
Western New England Bancorp, Inc. ........ 8,042 74,791
7,867,685
Beverages — 0.2%
(a)
Boston Beer Co., Inc. (The) , Class A ........ 863 206,119
Celsius Holdings, Inc. .................. 505 17,988
Vita Coco Co., Inc. (The) ................ 470 14,405
238,512
Biotechnology — 5.4%
(a)
ACADIA Pharmaceuticals, Inc. ............ 15,171 251,990
Agios Pharmaceuticals, Inc. .............. 560 16,408
Akero Therapeutics, Inc.
(b)
............... 1,046 42,342
Amicus Therapeutics, Inc. ............... 36,699 299,464
Apellis Pharmaceuticals, Inc. ............. 7,944 173,735
Arcus Biosciences, Inc. ................. 1,360 10,676
BioCryst Pharmaceuticals, Inc. ............ 39,397 295,478
Blueprint Medicines Corp.
(b)
.............. 4,198 371,565
CareDx, Inc. ........................ 3,128 55,522
Catalyst Pharmaceuticals, Inc. ............ 13,208 320,294
Celldex Therapeutics, Inc. ............... 2,392 43,415
Cytokinetics, Inc. ..................... 2,676 107,548
Day One Biopharmaceuticals, Inc. ......... 14,434 114,462
Denali Therapeutics, Inc. ................ 11,881 161,522
Exact Sciences Corp. .................. 3,294 142,597
Exelixis, Inc.
(b)
....................... 10,780 397,998
Halozyme Therapeutics, Inc.
(b)
............ 753 48,049
Ideaya Biosciences, Inc. ................ 12,065 197,625
Insmed, Inc. ........................ 2,392 182,486
Intellia Therapeutics, Inc. ............... 3,984 28,326
Ionis Pharmaceuticals, Inc.
(b)
............. 11,596 349,851
Iovance Biotherapeutics, Inc. ............. 10,875 36,214
iTeos Therapeutics, Inc. ................ 13,169 78,619
Kiniksa Pharmaceuticals International plc ..... 4,991 110,850
Kura Oncology, Inc. ................... 5,528 36,485
Kymera Therapeutics, Inc. ............... 1,355 37,086
MannKind Corp. ..................... 3,950 19,869
Metsera, Inc.
(b)
....................... 2,039 55,502
MiMedx Group, Inc. ................... 18,647 141,717
Myriad Genetics, Inc. .................. 5,543 49,166
Natera, Inc. ......................... 4,639 656,001
Neurocrine Biosciences, Inc. ............. 2,924 323,394
PTC Therapeutics, Inc. ................. 6,448 328,590
REGENXBIO, Inc. .................... 4,918 35,164
Revolution Medicines, Inc. ............... 507 17,928
Sarepta Therapeutics, Inc. ............... 4,571 291,721
SQZ Biotechnologies Co. ............... 601 17
Syndax Pharmaceuticals, Inc. ............ 5,600 68,796
TG Therapeutics, Inc. .................. 6,347 250,262
Travere Therapeutics, Inc.
(b)
.............. 5,871 105,208
Ultragenyx Pharmaceutical, Inc. ........... 8,961 324,478
United Therapeutics Corp. ............... 1,848 569,683
Vanda Pharmaceuticals, Inc. ............. 53,366 244,950
Vaxcyte, Inc. ........................ 1,208 45,614
Veracyte, Inc. ....................... 3,145 93,249

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Vericel Corp. ........................ 1,626 $ 72,552
Verve Therapeutics, Inc. ................ 5,909 27,004
Viking Therapeutics, Inc.
(b)
............... 6,812 164,510
Voyager Therapeutics, Inc. .............. 6,119 20,682
7,816,664
Broadline Retail — 0.4%
Etsy, Inc.
(a)
......................... 10,773 508,270
Macy's, Inc. ........................ 8,028 100,832
609,102
Building Products — 1.2%
Advanced Drainage Systems, Inc. ......... 326 35,420
Allegion plc ......................... 1,874 244,482
Armstrong World Industries, Inc. ........... 630 88,754
AZEK Co., Inc. (The) , Class A
(a)
........... 1,584 77,442
Caesarstone Ltd.
(a) (b)
................... 10,507 25,532
Gibraltar Industries, Inc.
(a)
............... 1,674 98,197
Griffon Corp. ........................ 4,645 332,117
Owens Corning ...................... 2,009 286,925
Zurn Elkay Water Solutions Corp.
(b)
......... 17,170 566,267
1,755,136
Capital Markets — 4.7%
Acadian Asset Management, Inc. .......... 2,357 60,952
Evercore, Inc. , Class A ................. 1,615 322,548
Houlihan Lokey, Inc. , Class A ............. 9,069 1,464,643
Interactive Brokers Group, Inc. , Class A ...... 2,734 452,723
Invesco Ltd. ........................ 33,129 502,567
Janus Henderson Group plc ............. 2,979 107,691
MarketAxess Holdings, Inc. .............. 612 132,406
Morningstar, Inc. ..................... 1,484 445,007
PJT Partners, Inc. , Class A
(b)
............. 2,540 350,215
Robinhood Markets, Inc. , Class A
(a)
......... 18,619 774,923
SEI Investments Co.
(b)
................. 18,550 1,440,037
Silvercrest Asset Management Group, Inc. , Class
A ............................. 933 15,264
Virtu Financial, Inc. , Class A .............. 15,023 572,677
XP, Inc. , Class A ..................... 11,516 158,345
6,799,998
Chemicals — 1.2%
Axalta Coating Systems Ltd.
(a)
............ 4,306 142,830
Balchem Corp. ...................... 283 46,978
CF Industries Holdings, Inc. .............. 270 21,100
Huntsman Corp. ..................... 56,187 887,193
Koppers Holdings, Inc. ................. 655 18,340
Minerals Technologies, Inc. .............. 6,668 423,885
Mosaic Co. (The) ..................... 7,090 191,501
Perimeter Solutions, Inc.
(a)
............... 4,870 49,041
1,780,868
Commercial Services & Supplies — 0.5%
ACV Auctions, Inc. , Class A
(a)
............. 3,865 54,458
CoreCivic, Inc.
(a)
..................... 10,586 214,790
Tetra Tech, Inc. ...................... 12,973 379,460
648,708
Communications Equipment — 0.6%
ADTRAN Holdings, Inc.
(a)
............... 2,171 18,931
Calix, Inc.
(a)
......................... 1,435 50,856
Ciena Corp.
(a)
....................... 6,676 403,431
Juniper Networks, Inc. ................. 8,057 291,583
NETGEAR, Inc.
(a)
..................... 4,892 119,658
884,459
Security
Shares
Shares Value
Construction & Engineering — 2.4%
Comfort Systems USA, Inc. .............. 3,293 $ 1,061,433
EMCOR Group, Inc. ................... 1,735 641,308
Fluor Corp.
(a) (b)
....................... 3,513 125,836
MasTec, Inc.
(a)
....................... 8,141 950,136
Primoris Services Corp. ................ 10,496 602,575
Sterling Infrastructure, Inc.
(a)
............. 1,004 113,663
3,494,951
Consumer Finance — 2.3%
Enova International, Inc.
(a)
............... 9,203 888,642
EZCORP, Inc. , Class A
(a)
................ 44,113 649,343
FirstCash Holdings, Inc. ................ 4,416 531,333
OneMain Holdings, Inc.
(b)
............... 15,743 769,518
Oportun Financial Corp.
(a)
............... 11,060 60,719
PRA Group, Inc.
(a)
.................... 8,460 174,445
Regional Management Corp. ............. 9,497 285,955
Upstart Holdings, Inc.
(a)
................. 240 11,047
3,371,002
Consumer Staples Distribution & Retail — 1.9%
Albertsons Cos., Inc. , Class A ............ 23,771 522,724
Performance Food Group Co.
(a)
........... 8,047 632,736
Sprouts Farmers Market, Inc.
(a)
............ 6,501 992,313
United Natural Foods, Inc.
(a)
.............. 7,028 192,497
US Foods Holding Corp.
(a)
............... 6,222 407,292
2,747,562
Containers & Packaging — 2.3%
Crown Holdings, Inc. .................. 21,039 1,877,941
Packaging Corp. of America ............. 7,654 1,515,645
3,393,586
Diversified Consumer Services — 2.3%
Bright Horizons Family Solutions, Inc.
(a)
...... 10,653 1,353,357
Coursera, Inc.
(a)
...................... 29,345 195,438
Duolingo, Inc. , Class A
(a) (b)
............... 1,778 552,140
Grand Canyon Education, Inc.
(a)
........... 1,335 230,982
H&R Block, Inc. ...................... 1,993 109,436
Laureate Education, Inc.
(a)
............... 43,178 882,990
Strategic Education, Inc. ................ 181 15,197
Stride, Inc.
(a)
........................ 377 47,690
3,387,230
Diversified REITs — 0.0%
Alexander & Baldwin, Inc. ............... 1,782 30,704
Diversified Telecommunication Services — 0.0%
Liberty Global Ltd. , Class A
(a)
............. 5,709 65,711
Electric Utilities — 0.5%
TXNM Energy, Inc. .................... 12,645 676,255
Electrical Equipment — 0.9%
Bloom Energy Corp. , Class A
(a)
............ 1,815 35,683
EnerSys ........................... 2,053 188,014
Generac Holdings, Inc.
(a)
................ 4,708 596,268
NEXTracker, Inc. , Class A
(a)
.............. 4,379 184,531
nVent Electric plc ..................... 4,243 222,418
Vertiv Holdings Co. , Class A ............. 1,018 73,500
1,300,414
Electronic Equipment, Instruments & Components — 2.2%
Badger Meter, Inc. .................... 1,238 235,529
Coherent Corp.
(a)
..................... 1,108 71,954
Fabrinet
(a)
.......................... 1,604 316,806
Flex Ltd.
(a) (b)
........................ 21,933 725,544
Insight Enterprises, Inc.
(a)
............... 4,908 736,151
Methode Electronics, Inc. ............... 20,566 131,211
PC Connection, Inc. ................... 2,279 142,255

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Plexus Corp.
(a)
....................... 592 $ 75,853
TD SYNNEX Corp. .................... 3,194 332,048
TTM Technologies, Inc.
(a)
................ 18,696 383,455
3,150,806
Energy Equipment & Services — 1.0%
Flowco Holdings, Inc. , Class A
(a) (b)
.......... 3,028 77,668
Forum Energy Technologies, Inc.
(a)
......... 2,130 42,834
NOV, Inc. .......................... 10,468 159,323
Schlumberger NV .................... 1,004 41,967
TechnipFMC plc ...................... 31,020 983,024
Transocean Ltd.
(a) (b)
................... 59,947 190,032
1,494,848
Entertainment — 0.5%
(a)
Gaia, Inc. , Class A .................... 1,508 5,806
Lions Gate Entertainment Corp. , Class B ..... 2,520 19,958
Roku, Inc. , Class A .................... 9,624 677,915
703,679
Financial Services — 1.6%
Affirm Holdings, Inc. , Class A
(a)
............ 10,723 484,572
Essent Group Ltd. .................... 3,510 202,597
Euronet Worldwide, Inc.
(a)
............... 2,569 274,497
Pagseguro Digital Ltd. , Class A
(a)
.......... 30,195 230,388
Remitly Global, Inc.
(a)
.................. 12,611 262,309
Toast, Inc. , Class A
(a)
.................. 20,987 696,139
Velocity Financial, Inc.
(a)
................ 6,125 114,599
2,265,101
Food Products — 0.8%
Cal-Maine Foods, Inc. .................. 2,079 188,981
Darling Ingredients, Inc.
(a)
............... 9,576 299,154
Freshpet, Inc.
(a)
...................... 5,496 457,103
Ingredion, Inc.
(b)
...................... 668 90,320
Lancaster Colony Corp. ................ 320 56,000
Vital Farms, Inc.
(a)
.................... 4,198 127,913
1,219,471
Gas Utilities — 1.4%
New Jersey Resources Corp. ............. 24,235 1,188,969
ONE Gas, Inc. ....................... 3,802 287,393
Southwest Gas Holdings, Inc. ............ 6,778 486,661
1,963,023
Ground Transportation — 0.9%
Covenant Logistics Group, Inc. , Class A ...... 3,884 86,225
Lyft, Inc. , Class A
(a)
.................... 43,161 512,321
Saia, Inc.
(a)
......................... 596 208,260
XPO, Inc.
(a) (b)
........................ 4,260 458,291
1,265,097
Health Care Equipment & Supplies — 1.3%
Accuray, Inc.
(a)
....................... 14,060 25,167
Beta Bionics, Inc.
(a)
.................... 3,547 43,415
Envista Holdings Corp.
(a)
................ 3,247 56,043
Globus Medical, Inc. , Class A
(a)
........... 814 59,585
Haemonetics Corp.
(a)
.................. 1,873 119,029
Inmode Ltd.
(a)
....................... 7,403 131,329
Inspire Medical Systems, Inc.
(a)
........... 1,518 241,787
iRadimed Corp. ...................... 2,526 132,565
LeMaitre Vascular, Inc. ................. 4,070 341,473
Merit Medical Systems, Inc.
(a) (b)
............ 3,688 389,859
Novocure Ltd.
(a)
...................... 15,059 268,351
Omnicell, Inc.
(a)
...................... 3,063 107,083
1,915,686
Security
Shares
Shares Value
Health Care Providers & Services — 3.1%
Acadia Healthcare Co., Inc.
(a)
............. 1,518 $ 46,026
Alignment Healthcare, Inc.
(a)
............. 18,889 351,713
Ardent Health Partners, Inc.
(a)
............ 1,325 18,219
CareMax, Inc. , Class A
(a) (c)
............... 148 —
Castle Biosciences, Inc.
(a)
............... 2,307 46,186
Clover Health Investments Corp. , Class A
(a)
... 5,301 19,031
Cross Country Healthcare, Inc.
(a)
.......... 801 11,927
Encompass Health Corp. ............... 5,414 548,330
Ensign Group, Inc. (The) ................ 1,654 214,028
Guardant Health, Inc.
(a) (b)
................ 3,536 150,634
Hims & Hers Health, Inc. , Class A
(a)
......... 431 12,736
LifeStance Health Group, Inc.
(a)
........... 12,013 80,006
Privia Health Group, Inc.
(a) (b)
.............. 12,186 273,576
Progyny, Inc.
(a) (b)
..................... 8,072 180,328
RadNet, Inc.
(a)
....................... 2,952 146,773
Select Medical Holdings Corp.
(b)
........... 41,317 689,994
Surgery Partners, Inc.
(a)
................ 1,417 33,654
Tenet Healthcare Corp.
(a)
................ 3,881 521,994
Universal Health Services, Inc. , Class B ..... 5,773 1,084,747
Viemed Healthcare, Inc.
(a)
............... 10,509 76,505
4,506,407
Health Care REITs — 0.5%
CareTrust REIT, Inc. ................... 13,492 385,601
Omega Healthcare Investors, Inc. .......... 2,215 84,347
Sabra Health Care REIT, Inc. ............. 17,068 298,178
768,126
Health Care Technology — 0.5%
(a)
Certara, Inc. ........................ 6,843 67,746
Doximity, Inc. , Class A ................. 8,746 507,530
Health Catalyst, Inc. ................... 13,770 62,378
Phreesia, Inc. ....................... 6,025 153,999
791,653
Hotel & Resort REITs — 0.7%
Chatham Lodging Trust ................. 1,243 8,863
DiamondRock Hospitality Co. ............. 17,673 136,435
Park Hotels & Resorts, Inc.
(b)
............. 68,596 732,605
Pebblebrook Hotel Trust ................ 2,217 22,458
RLJ Lodging Trust .................... 18,393 145,121
1,045,482
Hotels, Restaurants & Leisure — 2.2%
Brinker International, Inc.
(a)
.............. 2,893 431,202
Caesars Entertainment, Inc.
(a)
............ 565 14,125
Dutch Bros, Inc. , Class A
(a)
.............. 2,483 153,300
Life Time Group Holdings, Inc.
(a)
........... 11,930 360,286
Lindblad Expeditions Holdings, Inc.
(a)
........ 9,133 84,663
Monarch Casino & Resort, Inc. ............ 216 16,794
Norwegian Cruise Line Holdings Ltd.
(a)
....... 6,672 126,501
Planet Fitness, Inc. , Class A
(a)
............ 2,060 199,017
Rush Street Interactive, Inc. , Class A
(a)
...... 10,280 110,201
Shake Shack, Inc. , Class A
(a)
............. 2,939 259,132
Texas Roadhouse, Inc. ................. 4,701 783,328
Wingstop, Inc. ....................... 1,721 388,223
Wyndham Hotels & Resorts, Inc. .......... 3,096 280,219
3,206,991
Household Durables — 1.5%
Century Communities, Inc. .............. 1,420 95,282
M/I Homes, Inc.
(a)
..................... 4,700 536,646
Mohawk Industries, Inc.
(a)
............... 2,933 334,890
Newell Brands, Inc.
(b)
.................. 80,009 496,056
Taylor Morrison Home Corp.
(a)
............ 658 39,506
Toll Brothers, Inc. ..................... 5,811 613,584

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Durables (continued)
Universal Electronics, Inc.
(a)
.............. 2,845 $ 17,411
2,133,375
Household Products — 0.2%
Central Garden & Pet Co. , Class A
(a)
........ 6,452 211,174
Spectrum Brands Holdings, Inc. ........... 641 45,863
WD-40 Co. ......................... 60 14,640
271,677
Industrial Conglomerates — 0.1%
Brookfield Business Corp. , Class A ......... 4,423 117,740
Industrial REITs — 1.7%
Americold Realty Trust, Inc. .............. 32,177 690,518
First Industrial Realty Trust, Inc. ........... 32,460 1,751,542
2,442,060
Insurance — 4.2%
AMERISAFE, Inc.
(b)
................... 9,117 479,098
CNO Financial Group, Inc. ............... 2,611 108,748
Donegal Group, Inc. , Class A ............. 3,474 68,195
Fidelis Insurance Holdings Ltd. ............ 3,465 56,133
First American Financial Corp. ............ 2,458 161,319
Globe Life, Inc. ...................... 5,847 770,167
Hamilton Insurance Group Ltd. , Class B
(a)
.... 3,492 72,389
Hanover Insurance Group, Inc. (The) ....... 2,696 468,969
Kinsale Capital Group, Inc. .............. 843 410,297
NI Holdings, Inc.
(a)
.................... 10,321 147,177
Oscar Health, Inc. , Class A
(a)
............. 10,521 137,930
Palomar Holdings, Inc.
(a)
................ 1,057 144,894
Primerica, Inc. ....................... 594 169,011
Reinsurance Group of America, Inc. ........ 4,200 826,980
Selective Insurance Group, Inc. ........... 258 23,617
Stewart Information Services Corp. ......... 6,012 428,956
Tiptree, Inc. ........................ 664 15,996
TWFG, Inc.
(a)
........................ 626 19,350
United Fire Group, Inc. ................. 514 15,142
Universal Insurance Holdings, Inc. ......... 1,596 37,825
Unum Group ........................ 17,908 1,458,786
6,020,979
Interactive Media & Services — 0.9%
EverQuote, Inc. , Class A
(a)
............... 8,402 220,048
Grindr, Inc.
(a)
........................ 13,553 242,599
MediaAlpha, Inc. , Class A
(a)
.............. 8,735 80,711
Outbrain, Inc.
(a)
...................... 9,264 34,555
QuinStreet, Inc.
(a)
..................... 11,221 200,183
Shutterstock, Inc. ..................... 3,305 61,572
Taboola.com Ltd.
(a)
.................... 35,623 105,088
Yelp, Inc.
(a) (b)
........................ 3,525 130,531
ZipRecruiter, Inc. , Class A
(a)
.............. 43,514 256,297
1,331,584
Leisure Products — 0.6%
Hasbro, Inc. ........................ 7,956 489,214
Peloton Interactive, Inc. , Class A
(a)
......... 2,017 12,748
YETI Holdings, Inc.
(a)
.................. 11,691 386,972
888,934
Life Sciences Tools & Services — 0.7%
Bio-Techne Corp. ..................... 1,516 88,883
Bruker Corp. ........................ 6,294 262,712
Charles River Laboratories International, Inc.
(a)
. 424 63,820
Fortrea Holdings, Inc.
(a)
................. 1,524 11,506
Medpace Holdings, Inc.
(a)
............... 970 295,549
Personalis, Inc.
(a) (b)
.................... 15,535 54,528
QIAGEN NV
(a)
....................... 2,092 83,994
Repligen Corp.
(a)
..................... 383 48,733
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Seer, Inc. , Class A
(a) (b)
.................. 26,669 $ 45,071
954,796
Machinery — 3.7%
Astec Industries, Inc. .................. 1 34
Atmus Filtration Technologies, Inc. ......... 6,034 221,629
Donaldson Co., Inc. ................... 8,715 584,428
Energy Recovery, Inc.
(a)
................ 5,567 88,460
Federal Signal Corp. .................. 2,328 171,224
Flowserve Corp. ..................... 32,148 1,570,108
ITT, Inc. ........................... 7,605 982,262
Mueller Industries, Inc.
(b)
................ 362 27,563
Mueller Water Products, Inc. , Class A
(b)
...... 13,394 340,476
Oshkosh Corp. ...................... 3,788 356,375
Pentair plc ......................... 3,200 279,936
Shyft Group, Inc. (The) ................. 8,534 69,040
SPX Technologies, Inc.
(a)
................ 771 99,289
Watts Water Technologies, Inc. , Class A ...... 3,122 636,638
5,427,462
Media — 0.7%
Gray Media, Inc. ..................... 9,051 39,100
Liberty Broadband Corp. , Class A
(a)
......... 605 51,425
New York Times Co. (The) , Class A ......... 12,141 602,194
Paramount Global , Class B .............. 12,749 152,478
PubMatic, Inc. , Class A
(a)
................ 4,698 42,940
Thryv Holdings, Inc.
(a) (b)
................. 5,240 67,124
955,261
Metals & Mining — 1.5%
Alcoa Corp. ......................... 9,095 277,397
Alpha Metallurgical Resources, Inc.
(a) (b)
...... 2,593 324,773
Century Aluminum Co.
(a)
................ 5,830 108,205
Cleveland-Cliffs, Inc.
(a) (b)
................ 79,559 653,975
Coeur Mining, Inc.
(a)
................... 9,680 57,306
Compass Minerals International, Inc.
(a)
....... 7,054 65,532
Kaiser Aluminum Corp. ................. 1,732 104,994
Materion Corp. ...................... 1,386 113,098
Olympic Steel, Inc. .................... 5,838 184,014
Piedmont Lithium, Inc.
(a) (b)
............... 2,098 13,217
Radius Recycling, Inc. , Class A ........... 9,345 269,883
Ramaco Resources, Inc. , Class A .......... 2,179 17,933
2,190,327
Multi-Utilities — 1.0%
NiSource, Inc. ....................... 27,176 1,089,486
Northwestern Energy Group, Inc. .......... 5,026 290,854
1,380,340
Oil, Gas & Consumable Fuels — 3.2%
Antero Resources Corp.
(a)
............... 11,506 465,303
California Resources Corp. .............. 6,014 264,435
Chord Energy Corp. ................... 2,462 277,517
Civitas Resources, Inc. ................. 13,884 484,413
DT Midstream, Inc. .................... 991 95,612
EQT Corp. ......................... 12,413 663,227
HF Sinclair Corp. ..................... 4,579 150,557
Matador Resources Co. ................ 5,894 301,124
Murphy Oil Corp.
(b)
.................... 36,619 1,039,980
Ovintiv, Inc. ......................... 11,366 486,465
PBF Energy, Inc. , Class A ............... 4,180 79,796
Scorpio Tankers, Inc. .................. 1,257 47,238
Texas Pacific Land Corp. ................ 76 100,699
Viper Energy, Inc. , Class A .............. 3,432 154,955
4,611,321

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Paper & Forest Products — 0.4%
Louisiana-Pacific Corp. ................. 6,478 $ 595,846
Passenger Airlines — 0.4%
Alaska Air Group, Inc.
(a)
................. 1,958 96,373
American Airlines Group, Inc.
(a)
............ 9,060 95,583
Copa Holdings SA , Class A .............. 463 42,809
SkyWest, Inc.
(a)
...................... 4,541 396,747
631,512
Personal Care Products — 1.0%
BellRing Brands, Inc.
(a)
................. 19,133 1,424,643
Pharmaceuticals — 2.1%
Amneal Pharmaceuticals, Inc. , Class A
(a)
..... 2,076 17,397
Atea Pharmaceuticals, Inc.
(a) (b)
............ 14,887 44,512
Corcept Therapeutics, Inc.
(a)
............. 9,713 1,109,419
Elanco Animal Health, Inc.
(a)
.............. 13,644 143,262
Harmony Biosciences Holdings, Inc.
(a)
....... 2,902 96,317
Intra-Cellular Therapies, Inc.
(a)
............ 2,532 334,022
Jazz Pharmaceuticals plc
(a)
.............. 3,388 420,620
Phibro Animal Health Corp. , Class A ........ 4,619 98,662
Prestige Consumer Healthcare, Inc.
(a) (b)
...... 6,142 528,028
Scilex Holding Co. , (Acquired 01/06/23 , cost
$ 17,290 )
(a) (d)
...................... 1,650 408
Supernus Pharmaceuticals, Inc.
(a)
.......... 7,531 246,640
3,039,287
Professional Services — 3.6%
CACI International, Inc. , Class A
(a) (b)
........ 1,524 559,186
ExlService Holdings, Inc.
(a) (b)
............. 30,366 1,433,579
Genpact Ltd. ........................ 5,526 278,400
IBEX Holdings Ltd.
(a)
................... 6,289 153,137
ICF International, Inc. .................. 2,401 204,013
Insperity, Inc. ........................ 687 61,301
KBR, Inc. .......................... 494 24,606
ManpowerGroup, Inc. .................. 26,961 1,560,503
Maximus, Inc. ....................... 810 55,234
Paylocity Holding Corp.
(a)
............... 753 141,067
RCM Technologies, Inc.
(a)
............... 1,855 28,938
Robert Half, Inc.
(b)
.................... 10,998 599,941
TriNet Group, Inc. .................... 677 53,645
Willdan Group, Inc.
(a)
.................. 2,979 121,305
5,274,855
Real Estate Management & Development — 0.2%
Anywhere Real Estate, Inc.
(a)
............. 33,186 110,509
Jones Lang LaSalle, Inc.
(a)
............... 153 37,930
Kennedy-Wilson Holdings, Inc. ............ 5,295 45,961
St. Joe Co. (The) ..................... 1,395 65,495
Zillow Group, Inc. , Class A
(a)
............. 1,137 76,020
335,915
Residential REITs — 0.2%
Camden Property Trust ................. 1,710 209,133
NexPoint Residential Trust, Inc. ........... 3,343 132,149
341,282
Retail REITs — 2.4%
Brixmor Property Group, Inc. ............. 64,923 1,723,706
Kimco Realty Corp. ................... 17,448 370,595
Kite Realty Group Trust ................. 29,538 660,765
NNN REIT, Inc. ...................... 14,737 628,533
Tanger, Inc. ......................... 2,625 88,699
3,472,298
Semiconductors & Semiconductor Equipment — 1.8%
Ambarella, Inc.
(a)
..................... 3,404 171,323
Astera Labs, Inc.
(a)
.................... 1,329 79,302
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Credo Technology Group Holding Ltd.
(a)
...... 4,331 $ 173,933
Diodes, Inc.
(a)
....................... 251 10,836
Lattice Semiconductor Corp.
(a)
............ 1,169 61,314
Maxeon Solar Technologies Ltd.
(a)
.......... 26 77
MaxLinear, Inc.
(a)
..................... 4,321 46,926
Onto Innovation, Inc.
(a) (b)
................ 2,965 359,773
Power Integrations, Inc.
(b)
............... 15,166 765,883
Rambus, Inc.
(a)
...................... 2,459 127,315
Semtech Corp.
(a)
..................... 526 18,094
SiTime Corp.
(a)
....................... 2,043 312,313
Synaptics, Inc.
(a)
..................... 7,422 472,930
2,600,019
Software — 5.5%
ACI Worldwide, Inc.
(a)
.................. 12,164 665,492
Alarm.com Holdings, Inc.
(a)
.............. 1,330 74,014
Asana, Inc. , Class A
(a)
.................. 6,429 93,671
Box, Inc. , Class A
(a) (b)
.................. 13,269 409,481
C3.ai, Inc. , Class A
(a)
.................. 3,083 64,897
Clearwater Analytics Holdings, Inc. , Class A
(a)
.. 10,603 284,160
Confluent, Inc. , Class A
(a)
............... 16,965 397,660
Dolby Laboratories, Inc. , Class A .......... 677 54,370
DoubleVerify Holdings, Inc.
(a)
............. 18,324 244,992
Elastic NV
(a)
........................ 8,394 747,905
Five9, Inc.
(a)
........................ 6,279 170,475
Freshworks, Inc. , Class A
(a)
.............. 9,305 131,294
Gitlab, Inc. , Class A
(a)
.................. 7,596 357,012
Guidewire Software, Inc.
(a)
............... 947 177,430
JFrog Ltd.
(a)
......................... 1,828 58,496
LiveRamp Holdings, Inc.
(a)
............... 8,920 233,169
Manhattan Associates, Inc.
(a)
............. 1,706 295,206
Nutanix, Inc. , Class A
(a)
................. 5,072 354,076
Ooma, Inc.
(a)
........................ 28,676 375,369
Qualys, Inc.
(a) (b)
...................... 4,005 504,350
Rapid7, Inc.
(a)
....................... 903 23,939
RingCentral, Inc. , Class A
(a)
.............. 16,977 420,351
Rubrik, Inc. , Class A
(a)
.................. 425 25,916
SentinelOne, Inc. , Class A
(a)
.............. 1,714 31,161
SoundThinking, Inc.
(a)
.................. 2,821 47,816
Tenable Holdings, Inc.
(a)
................ 8,561 299,464
Unity Software, Inc.
(a)
.................. 13,270 259,959
Varonis Systems, Inc.
(a)
................. 8,711 352,360
Verint Systems, Inc.
(a)
.................. 1,648 29,417
Workiva, Inc. , Class A
(a) (b)
............... 9,142 693,969
Zeta Global Holdings Corp. , Class A
(a)
....... 5,567 75,488
7,953,359
Specialized REITs — 1.8%
CubeSmart ......................... 16,043 685,197
Lamar Advertising Co. , Class A
(b)
.......... 12,819 1,458,546
Rayonier, Inc. ....................... 15,704 437,827
2,581,570
Specialty Retail — 3.5%
Abercrombie & Fitch Co. , Class A
(a)
......... 3,154 240,871
Bath & Body Works, Inc. ................ 9,828 297,985
Boot Barn Holdings, Inc.
(a)
............... 1,359 145,997
Carvana Co. , Class A
(a)
................. 3,585 749,552
Chewy, Inc. , Class A
(a)
................. 8,051 261,738
Five Below, Inc.
(a)
..................... 4,257 318,956
Floor & Decor Holdings, Inc. , Class A
(a)
...... 1,128 90,770
Gap, Inc. (The) ...................... 10,099 208,140
Group 1 Automotive, Inc. ................ 320 122,224
Lithia Motors, Inc. , Class A .............. 2,448 718,586
Murphy USA, Inc.
(b)
................... 1,426 669,949
Penske Automotive Group, Inc. ........... 99 14,254

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Specialty Retail (continued)
Petco Health & Wellness Co., Inc.
(a)
........ 22,515 $ 68,671
Revolve Group, Inc. , Class A
(a)
............ 16,093 345,839
RH
(a)
............................. 1,138 266,759
Upbound Group, Inc. .................. 2,891 69,268
Urban Outfitters, Inc.
(a)
................. 3,127 163,855
Victoria's Secret & Co.
(a)
................ 1,553 28,855
Warby Parker, Inc. , Class A
(a)
............. 10,024 182,737
Wayfair, Inc. , Class A
(a)
................. 2,362 75,655
5,040,661
Technology Hardware, Storage & Peripherals — 0.2%
(a)
IonQ, Inc. .......................... 1,134 25,028
Pure Storage, Inc. , Class A .............. 5,194 229,938
254,966
Textiles, Apparel & Luxury Goods — 1.5%
Deckers Outdoor Corp.
(a)
................ 2,977 332,858
G-III Apparel Group Ltd.
(a) (b)
.............. 5,953 162,815
Ralph Lauren Corp. , Class A ............. 5,251 1,159,106
Skechers USA, Inc. , Class A
(a)
............ 6,954 394,848
VF Corp. .......................... 8,870 137,662
2,187,289
Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc. ........ 234 52,729
BlueLinx Holdings, Inc.
(a)
................ 1,121 84,053
Boise Cascade Co. ................... 6,919 678,685
DNOW, Inc.
(a)
....................... 22,467 383,736
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
FTAI Aviation Ltd.
(b)
................... 1,994 $ 221,394
Herc Holdings, Inc.
(b)
.................. 2,341 314,326
Watsco, Inc.
(b)
....................... 1,463 743,643
2,478,566
Water Utilities — 0.1%
SJW Group ......................... 2,065 112,935
Total Long-Term Investments — 99 .1%
(Cost: $ 147,712,400 ) .............................. 143,696,621
Short-Term Securities
Money Market Funds — 11.9%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.50%
(g)
................... 16,121,406 16,129,467
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.22% ..................... 1,215,658 1,215,658
Total Short-Term Securities — 11 .9%
(Cost: $ 17,345,613 ) ............................... 17,345,125
Total Investments — 111 .0%
(Cost: $ 165,058,013 ) .............................. 161,041,746
Liabilities in Excess of Other Assets — (11.0) % ............ (15,981,268)
Net Assets — 100.0% ...............................
$ 145,060,478
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $408, representing less than 0.05% of its net assets as of period end, and an original cost of $17,290.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 14,356,475 $ 1,773,359
(a)
$ — $ (947) $ 580 $ 16,129,467 16,121,406 $ 8,069
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,490,443 — (274,785)
(a)
— — 1,215,658 1,215,658 15,534 —
$ (947) $ 580 $ 17,345,125 $ 23,603 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Advantage SMID Cap V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 15 06/20/25 $ 1,520 $ (35,593)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 3,327,980 $ — $ — $ 3,327,980
Air Freight & Logistics .................................... 991,901 — — 991,901
Automobile Components .................................. 1,160,964 — — 1,160,964
Banks ............................................... 7,867,685 — — 7,867,685
Beverages ........................................... 238,512 — — 238,512
Biotechnology ......................................... 7,816,664 — — 7,816,664
Broadline Retail ........................................ 609,102 — — 609,102
Building Products ....................................... 1,755,136 — — 1,755,136
Capital Markets ........................................ 6,799,998 — — 6,799,998
Chemicals ............................................ 1,780,868 — — 1,780,868
Commercial Services & Supplies ............................. 648,708 — — 648,708
Communications Equipment ................................ 884,459 — — 884,459
Construction & Engineering ................................ 3,494,951 — — 3,494,951
Consumer Finance ...................................... 3,371,002 — — 3,371,002
Consumer Staples Distribution & Retail ........................ 2,747,562 — — 2,747,562
Containers & Packaging .................................. 3,393,586 — — 3,393,586
Diversified Consumer Services .............................. 3,387,230 — — 3,387,230
Diversified REITs ....................................... 30,704 — — 30,704
Diversified Telecommunication Services ........................ 65,711 — — 65,711
Electric Utilities ........................................ 676,255 — — 676,255
Electrical Equipment ..................................... 1,300,414 — — 1,300,414
Electronic Equipment, Instruments & Components ................. 3,150,806 — — 3,150,806
Energy Equipment & Services .............................. 1,494,848 — — 1,494,848
Entertainment ......................................... 703,679 — — 703,679
Financial Services ...................................... 2,265,101 — — 2,265,101

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Advantage SMID Cap V.I. Fund

Level 1 Level 2 Level 3 Total
Food Products ......................................... $ 1,219,471 $ — $ — $ 1,219,471
Gas Utilities ........................................... 1,963,023 — — 1,963,023
Ground Transportation ................................... 1,265,097 — — 1,265,097
Health Care Equipment & Supplies ........................... 1,915,686 — — 1,915,686
Health Care Providers & Services ............................ 4,506,407 — — 4,506,407
Health Care REITs ...................................... 768,126 — — 768,126
Health Care Technology .................................. 791,653 — — 791,653
Hotel & Resort REITs .................................... 1,045,482 — — 1,045,482
Hotels, Restaurants & Leisure .............................. 3,206,991 — — 3,206,991
Household Durables ..................................... 2,133,375 — — 2,133,375
Household Products ..................................... 271,677 — — 271,677
Industrial Conglomerates .................................. 117,740 — — 117,740
Industrial REITs ........................................ 2,442,060 — — 2,442,060
Insurance ............................................ 6,020,979 — — 6,020,979
Interactive Media & Services ............................... 1,331,584 — — 1,331,584
Leisure Products ....................................... 888,934 — — 888,934
Life Sciences Tools & Services .............................. 954,796 — — 954,796
Machinery ............................................ 5,427,462 — — 5,427,462
Media ............................................... 955,261 — — 955,261
Metals & Mining ........................................ 2,190,327 — — 2,190,327
Multi-Utilities .......................................... 1,380,340 — — 1,380,340
Oil, Gas & Consumable Fuels ............................... 4,611,321 — — 4,611,321
Paper & Forest Products .................................. 595,846 — — 595,846
Passenger Airlines ...................................... 631,512 — — 631,512
Personal Care Products .................................. 1,424,643 — — 1,424,643
Pharmaceuticals ....................................... 3,038,879 408 — 3,039,287
Professional Services .................................... 5,274,855 — — 5,274,855
Real Estate Management & Development ....................... 335,915 — — 335,915
Residential REITs ....................................... 341,282 — — 341,282
Retail REITs .......................................... 3,472,298 — — 3,472,298
Semiconductors & Semiconductor Equipment .................... 2,600,019 — — 2,600,019
Software ............................................. 7,953,359 — — 7,953,359
Specialized REITs ...................................... 2,581,570 — — 2,581,570
Specialty Retail ........................................ 5,040,661 — — 5,040,661
Technology Hardware, Storage & Peripherals .................... 254,966 — — 254,966
Textiles, Apparel & Luxury Goods ............................ 2,187,289 — — 2,187,289
Trading Companies & Distributors ............................ 2,478,566 — — 2,478,566
Water Utilities ......................................... 112,935 — — 112,935
Short-Term Securities
Money Market Funds ...................................... 17,345,125 — — 17,345,125
$ 161,041,338 $ 408 $ — $ 161,041,746
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (35,593) $ — $ — $ (35,593)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)